SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    October 28, 2008

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                87

Form 13F Information Table Value Total:           159,710
$ (thousands)

                                  Form 13F Information Table
                         Title of                Value      Shares          Investment Other      Voting
Name of Issuer            Class      Cusip     (x$1000)   or Prn Amt SH/PRN Discretion Managers Authority
Adobe Systems Inc.      com       00724F101        2,518      63,801 SH     sole        n/a      sole
Akamai Technologies     com       00971T101          967      55,450 SH     sole        n/a      sole
Allstate Corp.          com       020002101          879      19,050 SH     sole        n/a      sole
Altria Group            com       02209S103          310      15,600 SH     sole        n/a      sole
Amazon.com              com       023135106        4,614      63,415 SH     sole        n/a      sole
American Express        com       025816109        1,717      48,460 SH     sole        n/a      sole
American Int'l Group    com       026874107          559     167,834 SH     sole        n/a      sole
American Tower          com       029912201          122       3,403 SH     sole        n/a      sole
Ameriprise Financial    com       03076C106          370       9,692 SH     sole        n/a      sole
Amgen Inc.              com       031162100        1,636      27,600 SH     sole        n/a      sole
Apollo Group            com       037604105        3,079      51,930 SH     sole        n/a      sole
Apple Inc.              com       037833100        2,473      21,760 SH     sole        n/a      sole
Avon Products Inc.      com       054303102        3,084      74,195 SH     sole        n/a      sole
Bank of Amer. Corp.     com       060505104        4,554     130,100 SH     sole        n/a      sole
Becton, Dickinson       com       075887109          321       4,000 SH     sole        n/a      sole
Bed Bath & Beyond       com       075896100        1,365      43,445 SH     sole        n/a      sole
Berkshire Hathaway B    com       084670207        2,936         668 SH     sole        n/a      sole
Broadcom Corp.          com       111320107        1,081      58,000 SH     sole        n/a      sole
Burlington N SantaFe    com       12189T104          846       9,150 SH     sole        n/a      sole
Carnival Corp.          com       143658300        3,218      91,025 SH     sole        n/a      sole
Celgene Corp.           com       151020104          922      14,575 SH     sole        n/a      sole
Cisco Systems Inc.      com       17275R102        3,028     134,202 SH     sole        n/a      sole
Citadel Broadcasting    com       17285T106           11      13,989 SH     sole        n/a      sole
Coach Inc.              com       189754104        1,127      44,990 SH     sole        n/a      sole
Cognizant Tech Sol.     com       192446102          908      39,765 SH     sole        n/a      sole
Colgate-Palmolive       com       194162103          211       2,800 SH     sole        n/a      sole
Comcast Corp. Cl 'A'    com       20030N101          857      43,635 SH     sole        n/a      sole
Comcast Special A       com       20030N200          529      26,812 SH     sole        n/a      sole
Corning Inc.            com       219350105        2,296     146,805 SH     sole        n/a      sole
Covance Inc.            com       222816100          789       8,925 SH     sole        n/a      sole
Discovery Comm.         com       25470F104           54       3,811 SH     sole        n/a      sole
Discovery Comm. C       com       25470F302           54       3,811 SH     sole        n/a      sole
Eli Lilly               com       532457108        2,668      60,596 SH     sole        n/a      sole
Flextronics Intl Ltd    com       Y2573F102        1,621     228,985 SH     sole        n/a      sole
Gannett Co. Inc.        com       364730101          419      24,750 SH     sole        n/a      sole
Genentech Inc.          com       368710406          965      10,880 SH     sole        n/a      sole
General Electric Co.    com       369604103        2,175      85,275 SH     sole        n/a      sole
Gilead Sciences Inc.    com       375558103        1,401      30,709 SH     sole        n/a      sole
GlaxoSmithKline PLC     com       37733W105        4,303      99,000 SH     sole        n/a      sole
Goldman Sachs Group     com       38141G104        1,249       9,760 SH     sole        n/a      sole
Graphic Packaging       com       388689101           57      22,815 SH     sole        n/a      sole
Hartford Fin'l Ser.     com       416515104          584      14,250 SH     sole        n/a      sole
Hess Corp.              com       42809H107        2,413      29,400 SH     sole        n/a      sole
Int'l Bus. Machines     com       459200101        3,419      29,231 SH     sole        n/a      sole
Janus Capital Group     com       47102X105          594      24,470 SH     sole        n/a      sole
Johnson & Johnson       com       478160104        1,859      26,840 SH     sole        n/a      sole
Kraft Foods Inc.        com       50075N104          354      10,794 SH     sole        n/a      sole
Legg Mason, Inc.        com       524901105          693      18,210 SH     sole        n/a      sole
Liberty Entertainment   com       53071M500          464      18,576 SH     sole        n/a      sole
Libery Media Inter A    com       53071M104          300      23,228 SH     sole        n/a      sole
Macy's Inc.             com       55616P104          309      17,200 SH     sole        n/a      sole
Marvell Technology      com       G5876H105          636      68,380 SH     sole        n/a      sole
Merck & Co.             com       589331107        2,585      81,912 SH     sole        n/a      sole
Monsanto Co.            com       61166W101       11,337     114,537 SH     sole        n/a      sole
Monster Worldwide       com       611742107          940      63,070 SH     sole        n/a      sole
News Corp ADR PRF       com       65248E104          164      13,640 SH     sole        n/a      sole
Nordstrom Inc.          com       655664100          576      20,000 SH     sole        n/a      sole
Nortel Networks Corp.   com       656568508           78      34,685 SH     sole        n/a      sole
Paychex, Inc.           com       704326107        1,356      41,045 SH     sole        n/a      sole
PepsiCo Inc.            com       713448108        6,801      95,425 SH     sole        n/a      sole
Pfizer, Inc.            com       717081103        1,078      58,464 SH     sole        n/a      sole
Pharma. Product Dev.    com       717124101          669      16,185 SH     sole        n/a      sole
Philip Morris Int'l     com       718172109          750      15,600 SH     sole        n/a      sole
Plains Explor & Prod    com       7265005100       2,925      83,185 SH     sole        n/a      sole
PowerShares QQQ Trust   com       73935A104       11,374     292,319 SH     sole        n/a      sole
Procter & Gamble        com       742718109        2,230      32,000 SH     sole        n/a      sole
Royal Caribbean Cru.    com       V7780T103          367      17,700 SH     sole        n/a      sole
Royal Dutch Shell PLC   com       780259206        3,092      52,400 SH     sole        n/a      sole
RR Donnelley & Sons     com       257867101          459      18,705 SH     sole        n/a      sole
Seagate Technology      com       G7945J104          584      48,155 SH     sole        n/a      sole
Sealed Air Corp.        com       81211K100        1,187      54,000 SH     sole        n/a      sole
Sirius XM Radio Inc.    com       82967N108            2       3,243 SH     sole        n/a      sole
St. Jude Medical Inc.   com       790849103        2,020      46,440 SH     sole        n/a      sole
Standard & Poors DR.    com       78462F103       11,808     101,806 SH     sole        n/a      sole
State Street Corp.      com       857477103        1,204      21,175 SH     sole        n/a      sole
Symantec Corp.          com       871503108          235      12,000 SH     sole        n/a      sole
Target Corp.            com       87612E106        2,443      49,800 SH     sole        n/a      sole
Union Pacific Corp.     com       907818108          712      10,000 SH     sole        n/a      sole
United Parcel Service   com       911312106        2,563      40,750 SH     sole        n/a      sole
Varian Med. Systems     com       92220P105          160       2,800 SH     sole        n/a      sole
Vodafone Grp. PLC ADR   com       92857W100          376      17,007 SH     sole        n/a      sole
Walt Disney Co.         com       254687106        6,876     224,033 SH     sole        n/a      sole
Washington Post 'B'     com       939640108        2,366       4,250 SH     sole        n/a      sole
Western Union Co.       com       959802109        1,021      41,405 SH     sole        n/a      sole
Wyeth                   com       983024100          661      17,900 SH     sole        n/a      sole
Yahoo! Inc.             com       984332106        1,429      82,610 SH     sole        n/a      sole
Yum! Brands Inc.        com       988498101        1,732      53,100 SH     sole        n/a      sole
Zimmer Holdings Inc.    com       98956P102        1,634      25,315 SH     sole        n/a      sole